Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents		$ 14,532,718	$ 8,703,667
Restricted cash		373,175	374,824
Notes receivable		39,565	177,663
Accounts receivable, net		27,878,800	23,971,889
Prepayments		8,636,324	6,595,391
Inventories		7,799,725	4,700,910
Prepaid expenses and other current assets, net		2,240,492	5,312,956
Total current assets		61,565,421	49,902,208
Property and equipment, net		89,477	130,105
Intangible assets, net		5,019,709	5,648,474
Operating lease right of use assets, net		573,698	700,108
Deferred tax assets, net		3,204,114	3,078,958
Goodwill		1,419,216	1,425,485
Other non-current assets, net		520,371	317,707
Total non-current assets		10,826,585	11,300,837
Total assets		72,392,006	61,203,045
Current liabilities
Short-term borrowings		9,165,262	8,531,484
Accounts and notes payable		12,550,523	10,059,514
Contract liabilities		12,157,482	9,076,583
Income tax payable		1,508,207	1,567,744
Deferred revenue		620,861	874,524
Operating lease liabilities, current		213,216	124,512
Accrued expenses and other liabilities		2,290,078	5,344,323
Total current liabilities		38,947,548	35,694,272
Deferred tax liabilities		538,502	593,055
Operating lease liabilities, non-current		393,972	503,847
Convertible notes payable		7,227,397
Total non-current liabilities		8,159,871	1,096,902
Total liabilities		47,107,419	36,791,174
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	[1]	133,500,319	133,091,187
Statutory reserve		1,117,828	1,117,828
Accumulated deficit		(105,551,134)	(106,197,907)
Accumulated other comprehensive loss		(2,835,791)	(2,708,945)
Total shareholders’ equity attributable to Baijiayun Group Ltd		26,233,148	25,304,089
Non-controlling interests		(948,561)	(892,218)
Total shareholders’ equity		25,284,587	24,411,871
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		72,392,006	61,203,045
Related Party
Current assets
Prepayments - related parties		64,622	64,908
Current liabilities
Accounts payable - related parties		384,379
Due to related parties		57,540	115,588
Class A Ordinary Shares
Shareholders’ equity
Ordinary Shares value	[1]	1,330	1,330
Class B Ordinary Shares
Shareholders’ equity
Ordinary Shares value	[1]	$ 596	$ 596

[1]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.